Provisions for Risks and Charges (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other provisions [abstract]
Summary of Movement of the Provision for Risks and Charges
The following tables show the movement of the provision for risks and charges in 2021 and 2020:

(Euro thousands)	Legal and fiscal risks	Leased store restoration	Refund liability returns	Other provision	Total provisions
At January 1, 2020	17,256	14,064	6,744	6,759	44,823
Of which current	—	—	6,744	3,852	10,596
Of which non-current	17,256	14,064	—	2,907	34,227
Provisions	902	2,396	2,044	8,122	13,464
Releases	(1,752)	—	(2,062)	(1,559)	(5,373)
Utilizations	(30)	(2,581)	(694)	(1,328)	(4,633)

At December 31, 2020	16,376	13,879	6,032	11,994	48,281
Of which current	—	—	6,032	2,293	8,325
Of which non-current	16,376	13,879	—	9,701	39,956
Provisions	12,521	979	491	2,594	16,585
Releases	(264)	(630)	—	(1,365)	(2,259)
Utilizations	(1,168)	—	(351)	(3,979)	(5,498)
Exchange differences	1,191	(110)	178	—	1,259
Reclassifications and other	—	175	3,699	(3,594)	280

At December 31, 2021	28,656	14,293	10,049	5,650	58,648
Of which current	—	2,288	10,049	1,756	14,093
Of which non-current	28,656	12,005	—	3,894	44,555